Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 — SUBSEQUENT EVENTS

Subsequent events have been evaluated through May 15, 2024, which represents the date the consolidated financial statements were available to be issued, and no events have occurred through that date that would impact the financial statements.

Note 10 — Subsequent Events

On each of January 18, 2024 and February 16, 2024, the Company deposited $24,650 into the Trust Account in connection with Additional Extensions.

First Amendment to the Business Combination Agreement

On January 24, 2024, ESGEN and Sunergy entered into the First Amendment to the Initial Business Combination Agreement (the “First Amendment” and, the Initial Business Combination Agreement as amended by the First Amendment, the “Business Combination Agreement”). The First Amendment provides for, among other things, the:

(i)     reduction of the aggregate consideration to the pre-transaction Sunergy equity holders from $410 million to $337.3 million;

(ii)    removal of the (a) $20 million minimum cash condition and (b) provision requiring forfeiture of founder shares in connection with excess transaction expenses;

(iii)   modification of the terms and structure of the Sponsor PIPE Investment (as defined below) from $10.0 million in shares of Class A common stock, par value $0.0001 per share (“New PubCo Class A Common Stock”), of the continuing entity following the continuation of ESGEN by way of domestication of ESGEN into a Delaware corporation, which continuing entity will be renamed Zeo Energy Corp. (“New PubCo”), to up to $15.0 million in convertible preferred units of OpCo (the “Convertible OpCo Preferred Units”) to be issued to the Sponsor pursuant to the Amended and Restated Subscription Agreement (as defined below);

(iv)   forfeiture of an aggregate of 2.9 million founder shares and an additional 500,000 founder shares if, within two years of closing of the Business Combination (the “Closing”), the Convertible OpCo Preferred Units are redeemed or converted (with such shares subject to a lock-up for two years after the Closing);

(v)    forfeiture of all private warrants to purchase one ESGEN Class A ordinary share, par value $0.0001 per share, of ESGEN (“ESGEN Private Placement Warrants”);

(vi)   Sponsor will contribute those certain promissory notes, dated as of April 27, 2021 and October 17, 2023 (which promissory note amended and restated that certain promissory note dated as of April 5, 2023), by and between Sponsor and ESGEN, to ESGEN as a contribution to the capital of ESGEN and all amounts due thereunder will be cancelled; and

(vii)  the outside date for the Business Combination to be extended to April 22, 2024.

Non-redemption Agreement

On March 11, 2024, ESGEN entered into a non-redemption agreement (the “Non-Redemption Agreement”) with The K2 Principal Fund L.P. (“K2”), pursuant to which K2 agreed to purchase at least 174,826 of ESGEN’s Class A ordinary shares, par value $0.0001 per share (the “Class A ordinary shares”), in the open market from investors who had elected to redeem such shares in connection with the Company’s extraordinary general meeting of shareholders held to approve the proposed Business Combination Agreement.

In exchange for the foregoing commitments to purchase and not redeem such Class A ordinary shares, ESGEN agreed to issue, for no consideration an aggregate of 225,174 shares of Class A common stock, par value $0.0001 per share, of Zeo Energy Corp., a Delaware corporation and the successor to ESGEN following the close of the Business Combination Agreement.

Business Combination

On March 13, 2024 (the “Closing Date”), the registrant consummated its previously announced business combination (the “Closing”), pursuant to that certain Business Combination Agreement, dated as of April 19, 2023 (as amended on January 24, 2024, the “Business Combination Agreement”), by and among Zeo Energy Corp., a Delaware corporation (f/k/a ESGEN Acquisition Corporation, a Cayman Islands exempted company), ESGEN OpCo, LLC, a Delaware limited liability company(“OpCo”), Sunergy Renewables, LLC, a Nevada limited liability company (“Sunergy”), the Sunergy equityholders set forth on the signature pages thereto or joined thereto (collectively, “Sellers” and each, a “Seller”, and collectively with Sunergy, the “Sunergy Parties”), for limited purposes, ESGEN LLC, a Delaware limited liability company (the “Sponsor”), and for limited purposes, Timothy Bridgewater, an individual, in his capacity as the Sellers Representative (collectively, the “Business Combination”). Prior to the Closing, (i) except as otherwise specified in the Business Combination Agreement, each issued and outstanding Class B ordinary share of ESGEN was converted into one Class A ordinary share of ESGEN (the “ESGEN Class A Ordinary Shares” and such conversion, the “ESGEN Share Conversion”); and (ii) ESGEN was domesticated into the State of Delaware so as to become a Delaware corporation (the “Domestication”). In connection with the Closing, the registrant changed its name from “ESGEN Acquisition Corporation” to “Zeo Energy Corp.”

In connection with entering into the Business Combination Agreement, ESGEN and the Sponsor entered into a subscription agreement, dated April 19, 2023, which ESGEN, the Sponsor and OpCo subsequently amended and restated on January 24, 2024 (the “Sponsor Subscription Agreement”), pursuant to which, among other things, the Sponsor agreed to purchase an aggregate of 1,000,000 preferred units of OpCo (“Convertible OpCo Preferred Units”) convertible into Exchangeable OpCo Unites (as defined below) (and be issued an equal number of shares of Zeo Class V Common Stock) concurrently with the Closing at a cash purchase price of $10.00 per unit and up to an additional 500,000 Convertible OpCo Preferred Units (together with the concurrent issuance of an equal number of shares of Zeo Class V Common Stock) during the six months after Closing if called for by Zeo. Prior to the Closing, ESGEN informed the Sponsor that it wished to call for the additional 500,000 Convertible OpCo Preferred Units at the Closing and, as a result, a total of 1,500,00 Convertible OpCo Preferred Units and an equal number of shares of Zeo Class V Common Stock were issued to Sponsor pursuant to the Sponsor Subscription Agreement for aggregate consideration of $15,000,000.